Lease obligations - Lease activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Reconciliation of Lease Obligations [Roll Forward]
Lease liabilities, beginning balance	$ 199,760
Adjustment on initial adoption of IFRS 16 (note 2 (t))		$ 452,882
Additions, net of disposals	168,216
Interest expense	43,288
Lease payments	(145,100)
Effect of movements in exchange rates and other	(541)
Less: current portion	(89,820)		$ (9,232)
Lease obligations - non current portion	$ 628,685		$ 190,528